Cover Page Document	Jan. 29, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 29, 2021
Entity Registrant Name	TRUPANION, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36537
Entity Tax Identification Number	83-0480694
Entity Address, Address Line One	6100 4th Avenue S, Suite 200
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98108
City Area Code	855
Local Phone Number	727 - 9079
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Central Index Key	0001371285
Current Fiscal Year End Date	--12-31
Title of 12(b) Security	Common stock, $0.00001 par value per share
Trading Symbol	TRUP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false